Fair Value of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FAIR VALUE OF FINANCIAL INSTRUMENTS [ABSTRACT]
Cash and cash equivalents - Book Value	$ 58,590	$ 24,047
Cash and cash equivalents - Fair Value	58,590	24,047
Restricted cash - Book Value	2,865	5,886
Restricted cash - Fair Value	2,865	5,886
Amounts due from related parties, short-term - Book Value	28,562	10,545
Amounts due from related parties, short-term - Fair Value	28,562	10,545
Loans receivable from affiliates - Book Value	27,657	11,706
Loans receivable from affiliates - Fair Value	27,657	11,706
Amounts due from related parties, long-term - Book Value	28,880	34,891
Amounts due from related parties, long-term - Fair Value	28,880	34,891
Notes receivable, net of current portion - Book Value	11,629	15,897
Notes receivable, net of current portion - Fair Value	11,629	15,897
Note receivable from affiliates - Book Value	4,525	4,253
Note receivable from affiliates - Fair Value	4,525	4,253
Term Loan B facility, net - Book Value	(408,662)	(425,144)
Term Loan B facility, net - Fair Value	(414,352)	(441,471)
Other long-term borrowings, net - Book Value	(98,823)	(68,319)
Other long-term borrowings, net - Fair Value	$ (100,513)	$ (69,161)